Share-based payments - Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Other Equity Instruments (Details)	Jun. 30, 2023 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	3,974,343
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	612,985
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	151,251
OSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of share options outstanding (in shares)	2,044,757
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	1,165,350